Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME

(in millions)	Opening Balance	Net Change	Ending Balance
2018
Unrealized foreign currency translation gains (losses)
On net investments in foreign operations	$247	$1,223	$1,470
On hedges of net investments in foreign operations	(172)	(372)	(544)
Income tax (expense) recovery	(1)	11	10
	74	862	936
Other
Cash flow hedges (Note 28)	10	1	11
Unrealized employee future benefits (losses) gains (Note 25)	(26)	6	(20)
Income tax recovery (expense)	3	(2)	1
	(13)	5	(8)
Accumulated other comprehensive income	$61	$867	$928

2017
Unrealized foreign currency translation gains (losses)
On net investments in foreign operations	$1,227	$(980)	$247
On hedges of net investments in foreign operations	(472)	300	(172)
Income tax recovery (expense)	1	(2)	(1)
	756	(682)	74
Other
Cash flow hedges (Note 28)	8	2	10
Unrealized employee future benefits losses (Note 25)	(22)	(4)	(26)
Income tax recovery	3	—	3
	(11)	(2)	(13)
Accumulated other comprehensive income	$745	$(684)	$61